Financial Instruments (Schedule of Group's Exposure to Foreign Currency Risk and CPI) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents		₪ 527	₪ 1,240	₪ 761	₪ 1,158
Current investments, including derivatives		364	284
Trade receivables	[1]	1,280	1,325
Other receivables		89	61
Non- current assets
Long-term receivables		895	796
Current liabilities
Current maturities of debentures		(618)	(863)
Trade payables and accrued expenses		(652)	(675)
Other current liabilities, including derivatives		(277)	(279)
Non- current liabilities
Long-term loans from financial institutions		(462)	(340)
Debentures		(2,360)	(2,866)
Other non- current liabilities, including derivatives		(15)	(31)
Currency Risk [Member] | In or linked to foreign currencies (mainly USD) [Member]
Current assets
Cash and cash equivalents		29	12
Current investments, including derivatives		13	2
Trade receivables		61	89
Other receivables
Non- current assets
Long-term receivables
Current liabilities
Current maturities of debentures
Trade payables and accrued expenses		(115)	(182)
Other current liabilities, including derivatives		(1)
Non- current liabilities
Long-term loans from financial institutions
Debentures
Other non- current liabilities, including derivatives		(1)	(3)
Assets (liabilities)		(14)	(82)
Currency Risk [Member] | Linked to CPI [Member]
Current assets
Cash and cash equivalents
Current investments, including derivatives		135	141
Trade receivables
Other receivables
Non- current assets
Long-term receivables		54	1
Current liabilities
Current maturities of debentures		(322)	(642)
Trade payables and accrued expenses
Other current liabilities, including derivatives		(42)	(49)
Non- current liabilities
Long-term loans from financial institutions
Debentures		(1,288)	(1,584)
Other non- current liabilities, including derivatives			(15)
Assets (liabilities)		(1,463)	(2,148)
Currency Risk [Member] | Unlinked [Member]
Current assets
Cash and cash equivalents		498	1,228
Current investments, including derivatives		181	141
Trade receivables		1,219	1,236
Other receivables		8	4
Non- current assets
Long-term receivables		495	461
Current liabilities
Current maturities of debentures		(297)	(221)
Trade payables and accrued expenses		(537)	(493)
Other current liabilities, including derivatives		(161)	(167)
Non- current liabilities
Long-term loans from financial institutions		(462)	(340)
Debentures		(1,071)	(1,282)
Other non- current liabilities, including derivatives		(11)	(10)
Assets (liabilities)		₪ (138)	₪ 557

[1]	Net of allowance for doubtful debts